Related Party Transactions - Summary of Related Party Transactions (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Related Party Transaction [Line Items]
Time charter revenues	$ 22,710	$ 32,032	$ 46,888	$ 67,669
Vessel operating expenses	24,832	23,002	47,886	46,223
General and administrative	3,362	2,322	6,923	3,660
Interest expense	2,604	6,654	5,115	14,215
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Time charter revenues	3,671	3,671	7,302	7,342
Pool management fees and commissions	967	801	1,997	1,647
Commercial management fees	264	204	570	421
General and administrative	2,717	1,041	5,446	2,017
Affiliated Entity [Member] | Crew training [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	268	522	666	1,102
Affiliated Entity [Member] | Technical management fee [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	1,412	2,080	2,859	4,152
Dropdown Predecessor [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
General and administrative		1,697		2,958
Interest expense		$ 5,335		$ 11,658